INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended
	Feb. 03, 2022	Nov. 30, 2021	Aug. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Share price		$ 10.00	$ 10.00
Shares issued price per share		$ 10.00	$ 10.00
Generating gross			$ 84,525,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Share price			$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues	8,625,000	7,500,000	7,500,000
Share price			$ 0.10
Shares issued price per share			$ 10.00
Generating gross	$ 86,250,000		$ 75,000,000
IPO [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues	1,125,000
Shares issued price per share	$ 10.00
Generating gross	$ 11,250,000
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share		$ 10.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues		8,625,000
Share price		$ 10.00
Over-Allotment Option [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues		1,125,000
Over-Allotment Option [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Share price		$ 11.50